Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue		$ 50,000		$ 50,000
Costs and expenses:
Selling, general and administrative	41,000	58,000	81,000	168,000		$ 398,000
Research & Development	266,000	206,000	445,000	374,000	$ 1,226,000	1,080,000
Professional services	407,000	229,000	686,000	356,000		552,000
Depreciation & Amortization	280,000	278,000	560,000	556,000		1,113,000
Other General expenses	14,000	29,000	39,000	55,000		42,000
Total costs and expenses	1,008,000	800,000	1,811,000	1,509,000		3,185,000
Operating loss	(1,008,000)	(750,000)	(1,811,000)	(1,459,000)		(3,185,000)
Other income (expense):
Interest income	3,000	90,000	7,000	186,000		165,000
Other income (expense)			52,000			77,000
Interest expense	(116,000)	(139,000)	(217,000)	(272,000)		(300,000)
Impairment of investment
Loss from continuing operations before income taxes	(1,121,000)	(799,000)	(1,969,000)	(1,545,000)		(3,243,000)
Income tax benefit (loss)					621,000	1,395,000
Net loss	(1,121,000)	(799,000)	(1,969,000)	(1,545,000)		(1,848,000)
Income from continuing operations attributed to noncontrolling interest	19,000	67,000	30,000	133,000		545,000
Net loss attributable to common stockholders	$ (1,102,000)	$ (732,000)	$ (1,939,000)	$ (1,412,000)		$ (1,303,000)
Loss per common share:
Basic	$ 0.02	$ 0.01	$ 0.03	$ 0.02		$ (0.02)
Diluted	$ 0.02	$ 0.01	$ 0.03	$ 0.02		$ (0.02)
Shares used in computing loss per common share:
Basic	70,496,041	70,496,041	70,496,041	70,496,041		70,496,041
Diluted	70,496,041	70,496,041	70,496,041	70,496,041		70,496,041
Previously Reported [Member]
Costs and expenses:
Selling, general and administrative					325,000
Research & Development					1,226,000
Professional services					722,000
Depreciation & Amortization					1,113,000
Other General expenses					68,000
Total costs and expenses					3,454,000
Operating loss					(3,454,000)
Other income (expense):
Interest income					24,000
Other income (expense)					116,000
Interest expense					(462,000)
Impairment of investment					(4,100,000)
Loss from continuing operations before income taxes					(7,876,000)
Income tax benefit (loss)					621,000
Net loss					(7,255,000)	$ (1,848,000)
Income from continuing operations attributed to noncontrolling interest					204,000
Net loss attributable to common stockholders					$ (7,051,000)
Loss per common share:
Basic					$ (0.10)
Diluted					$ (0.10)
Shares used in computing loss per common share:
Basic					70,496,041
Diluted					70,496,041